Non Controlling Interest in Consolidated Subsidiaries - Summary of Non Controlling Interest in Consolidated Subsidiaries (Detail) $ in Millions, $ in Millions	Jun. 30, 2020 USD ($)	[1]	Jun. 30, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non-controlling interests	$ 253		$ 5,829	$ 6,751
Mexico [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non-controlling interests			5,050	5,671
Colombia [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non-controlling interests			23	21
Brazil [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non-controlling interests			$ 756	$ 1,059

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3